EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

Corporate Bonds - 26.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 5.6%
Garrett Motion Holdings, 144A	7.750%	05/31/32	$ 5,000,000	$ 5,262,145
Marriott International, Inc., Series KK	4.900%	04/15/29	3,000,000	3,060,982
				8,323,127
Energy - 3.4%
CNX Resources Corporation, 144A	6.000%	01/15/29	5,000,000	5,020,460

Financials - 17.0%
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,826,280
Churchill LBC, LLC, 144A (b)	9.250%	01/01/31	1,000,000	1,014,940
CNG Holdings, Inc., 144A (b)(c)	16.500%	06/30/31	2,591,680	2,301,930
First Maryland Capital I (TSFR3M + 126.16) (a)	5.166%	01/15/27	2,000,000	1,983,512
First National Bank of Nebraska, Inc., 144A (TSFR3M + 361) (a)	7.250%	06/15/35	2,000,000	2,080,018
GitSit Solutions, LLC, 144A (b)(c)	8.000%	11/15/29	3,500,000	3,578,201
NCP SNIP (b)(c)	13.500%	12/31/25	1,800,000	1,791,558
Ponder Farms LBC, LLC, Series 2025, 144A (b)	8.500%	01/01/29	1,755,608	1,774,321
Reese Farms Development, LLC, 144A (b)(c)	8.500%	07/15/29	3,000,000	3,004,809
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	2,008,397
Truist Financial Corporation (TSFR3M + 93.16) (a)	5.143%	05/15/27	2,000,000	1,984,533
				25,348,499

Total Corporate Bonds (Cost $38,561,898)				$ 38,692,086

Convertible Bonds - 52.8%	Coupon	Maturity	Par Value	Value
Communications - 7.9%
Airbnb, Inc.	0.000%	03/15/26	$ 6,000,000	$ 5,895,000
TripAdvisor, Inc.	0.250%	04/01/26	6,000,000	5,820,000
				11,715,000
Consumer Discretionary - 18.8%
Cheesecake Factory, Inc. (The), 144A	2.000%	03/15/30	5,000,000	4,915,000
Etsy, Inc.	0.125%	09/01/27	3,000,000	2,770,500
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,560,000
Ford Motor Company	0.000%	03/15/26	5,000,000	5,232,500
Guess, Inc.	3.750%	04/15/28	5,000,000	4,950,000

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Convertible Bonds - 52.8% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 18.8% (Continued)
Patrick Industries, Inc.	1.750%	12/01/28	$ 4,000,000	$ 6,562,000
				27,990,000
Consumer Staples - 3.1%
Spectrum Brands, Inc.	3.375%	06/01/29	5,000,000	4,647,500

Industrials - 8.7%
Lyft, Inc.	0.625%	03/01/29	6,000,000	7,428,000
Winnebago Industries, Inc.	3.250%	01/15/30	6,000,000	5,472,000
				12,900,000
Technology - 14.3%
Avnet, Inc., 144A	1.750%	09/01/30	5,000,000	4,927,500
Bentley Systems, Inc.	0.125%	01/15/26	5,000,000	4,957,500
Bentley Systems, Inc.	0.375%	07/01/27	1,000,000	949,000
Global Payments, Inc.	1.500%	03/01/31	6,000,000	5,412,000
JBT Marel Corporation	0.250%	05/15/26	5,000,000	4,985,000
				21,231,000

Total Convertible Bonds (Cost $75,834,477)				$ 78,483,500

Bank Debt - 1.4%	Coupon	Maturity	Par Value	Value
Financials - 1.4%
NCP SPV Texas, L.P. Revolving Loan
(Prime + 187) (a)(b)(c) (Cost $2,040,766)	9.120%	09/23/26	$ 2,040,766	$ 2,011,477

Common Stocks - 3.8%			Shares	Value
Financials - 0.4%
Lincoln National Corporation			15,673	$ 658,266

Materials - 3.4%
Natural Resource Partners, L.P.			48,000	4,972,800

Total Common Stocks (Cost $4,456,029)				$ 5,631,066

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Money Market Funds - 15.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.96% (d) (Cost $22,926,797)	22,926,797	$ 22,926,797

Total Investments at Value - 99.4% (Cost $143,819,967)		$ 147,744,926

Other Assets in Excess of Liabilities - 0.6%		872,305

Net Assets - 100.0%		$ 148,617,231

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $35,887,721 as of October 31, 2025, representing 24.1% of net assets.
TSFR -	CME Term Secured Overnight Financing Rate (SOFR)

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Illiquid security. The total value of these securities as of October 31, 2025 was $15,477,236, representing 10.4% of net assets.
(c)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $12,687,975 as of October 31, 2025, representing 8.5% of net assets.
(d)	The rate shown is the 7-day effective yield as of October 31, 2025.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

Corporate Bonds - 67.9%	Coupon	Maturity	Par Value	Value
Communications - 1.4%
VeriSign, Inc.	4.750%	07/15/27	$ 6,000,000	$ 5,995,032

Consumer Discretionary - 10.7%
Garrett Motion Holdings, 144A	7.750%	05/31/32	8,000,000	8,419,432
LKQ Corporation	5.750%	06/15/28	11,000,000	11,361,564
Magna International, Inc.	5.050%	03/14/29	5,000,000	5,131,547
Mohawk Industries, Inc.	5.850%	09/18/28	11,000,000	11,474,021
Polaris, Inc.	6.950%	03/15/29	8,000,000	8,504,124
				44,890,688
Consumer Staples - 3.2%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	8,386,467
Kroger Company (The)	2.650%	10/15/26	5,098,000	5,030,313
				13,416,780
Financials – 23.5%
Bank of America Corporation (H15T5Y + 276) (a)(b)	4.375%	12/31/99	5,500,000	5,413,015
Bank OZK (TSFR3M + 209, effective 10/01/26) (b)	2.750%	10/01/31	12,250,000	11,349,135
Churchill LBC, LLC, 144A (c)	9.250%	01/01/31	4,500,000	4,567,230
CNG Holdings, Inc., 144A (c)(d)	16.500%	06/30/31	4,127,760	3,666,276
First Maryland Capital I (TSFR3M + 126.16) (b)	5.166%	01/15/27	5,000,000	4,958,780
First National Bank of Nebraska, Inc., 144A (TSFR3M + 361) (b)	7.250%	06/15/35	6,000,000	6,240,055
FNB Corporation (SOFR + 193, effective 12/11/29) (b)	5.722%	12/11/30	8,000,000	8,152,552
Loews Corporation	3.750%	04/01/26	6,000,000	5,987,334
MSCI, Inc., 144A	4.000%	11/15/29	9,000,000	8,781,703
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,698,150
Ponder Farms LBC, LLC, Series 2025, 144A (c)	8.500%	01/01/29	4,131,913	4,175,956
Princeton 151 LBC, LLC, 144A (c)(d)	9.000%	12/15/30	3,500,000	3,446,565
Reese Farms Development, LLC, 144A (c)(d)	8.500%	07/15/29	5,000,000	5,008,015
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (b)	3.125%	06/30/31	5,800,000	5,294,865
Truist Financial Corporation (TSFR3M + 93.16) (b)	5.143%	05/15/27	5,788,000	5,743,239
Truist Financial Corporation, Series N (H15T5Y + 300.3, effective 09/01/29) (a)(b)	6.669%	12/31/99	5,000,000	5,020,580

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 67.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials – 23.5% (Continued)
Zions Bancorporation	3.250%	10/29/29	$ 5,000,000	$ 4,656,548
				98,159,998
Health Care - 7.0%
Cencora, Inc.	4.625%	12/15/27	5,500,000	5,557,622
Edwards Lifesciences Corporation	4.300%	06/15/28	5,000,000	5,007,520
Humana, Inc.	3.950%	03/15/27	4,500,000	4,486,531
Humana, Inc.	5.375%	04/15/31	8,000,000	8,257,865
McKesson Corporation	0.900%	12/03/25	6,065,000	6,047,153
				29,356,691
Industrials - 12.3%
HEICO Corporation	5.250%	08/01/28	10,900,000	11,223,148
Jacobs Energy Group, Inc.	6.350%	08/18/28	9,000,000	9,494,008
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	11,000,000	11,304,358
Textron, Inc.	3.900%	09/17/29	7,000,000	6,883,503
Timken Company (The)	4.500%	12/15/28	12,433,000	12,457,195
				51,362,212
Materials - 4.3%
Ball Corporation	6.000%	06/15/29	9,000,000	9,219,258
Kennametal, Inc.	4.625%	06/15/28	3,600,000	3,621,565
Sherwin-Williams Company (The)	3.450%	06/01/27	5,000,000	4,951,900
				17,792,723
Technology – 5.5%
Arrow Electronics, Inc.	5.150%	08/21/29	5,000,000	5,104,223
Fidelity National Information Services, Inc.	4.700%	07/15/27	5,000,000	5,021,520
Fiserv, Inc	4.550%	02/15/31	8,000,000	7,913,566
Keysight Technologies, Inc.	4.600%	04/06/27	3,614,000	3,629,695
Western Digital Corporation	4.750%	02/15/26	1,488,000	1,486,992
				23,155,996

Total Corporate Bonds (Cost $280,526,558)				$ 284,130,120

U.S. Treasury Obligations - 13.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	4.500%	05/15/27	$ 12,000,000	$ 12,149,531
U.S. Treasury Notes	4.250%	01/15/28	10,500,000	10,639,863
U.S. Treasury Notes	4.250%	02/15/28	10,000,000	10,138,672
U.S. Treasury Notes	4.625%	04/30/29	12,000,000	12,382,500
U.S. Treasury Notes	4.375%	12/31/29	12,500,000	12,830,078
Total U.S. Treasury Obligations (Cost $56,938,644)				$ 58,140,644

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Bank Debt - 1.2%	Coupon	Maturity	Par Value	Value
Financials - 1.2%
NCP SPV Texas, L.P. Revolving Loan
(Prime + 187) (b)(c)(d) (Cost $5,101,915)	9.120%	09/23/26	$ 5,101,914	$ 5,028,692

Common Stocks - 1.7%			Shares	Value
Materials - 1.7%
Natural Resource Partners, L.P. (Cost $6,196,936)			69,000	$ 7,148,400

Money Market Funds - 12.4%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.96% (e) (Cost $51,779,747)			59,822,156	$ 51,779,747

Total Investments at Value - 97.1% (Cost $400,543,800)				$ 406,227,603

Other Assets in Excess of Liabilities - 2.9%				12,176,869

Net Assets - 100.0%				$ 418,404,472

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $60,904,455 as of October 31, 2025, representing 14.6% of net assets.
H15T5Y -	U.S Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term Secured Overnight Financing Rate (SOFR)

(a)	Security has a perpetual maturity.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(c)	Illiquid security. The total value of these securities as of October 31, 2025 was $31,590,884, representing 7.6% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $22,847,698 as of October 31, 2025, representing 5.5% of net assets.
(e)	The rate shown is the 7-day effective yield as of October 31, 2025.